ASSET IMPAIRMENT (Details) $ in Millions	3 Months Ended				6 Months Ended
	Dec. 31, 2021 CAD ($) $ / bbl bbl / d $ / bbl $ / $	Sep. 30, 2021 CAD ($) $ / bbl bbl / d	Dec. 31, 2020 CAD ($) bbl / d $ / bbl $ / bbl item $ / $	Mar. 31, 2020 CAD ($) $ / shares $ / bbl $ / shares bbl / d item $ / $	Jun. 30, 2021
Fort Hills CGU
ASSET IMPAIRMENT
Recoverable amount of CGU			$ 5,700	$ 6,400
Reversal of impairment loss			$ 0
Fort Hills CGU | Sensitivity analysis, increase in price
ASSET IMPAIRMENT
Reasonably possible increase in unobservable input (as a percent)			5.00%
Increase to (reversal of) impairment charge, due to increase in unobservable input			$ (1,000)
Fort Hills CGU | Sensitivity analysis, decrease in price
ASSET IMPAIRMENT
Reasonably possible decrease in unobservable input (as a percent)				5.00%
Increase to (reversal of) impairment charge, due to decrease in unobservable input				$ 1,100
Fort Hills CGU | Sensitivity analysis increase In discount rate
ASSET IMPAIRMENT
Reasonably possible increase in unobservable input (as a percent)				1.00%
Increase to (reversal of) impairment charge, due to increase in unobservable input				$ 1,100
Fort Hills CGU | Sensitivity analysis, decrease in discount rate
ASSET IMPAIRMENT
Reasonably possible decrease in unobservable input (as a percent)			1.00%
Increase to (reversal of) impairment charge, due to decrease in unobservable input			$ (900)
Terra Nova CGU
ASSET IMPAIRMENT
Ownership interest (as percent)		48.00%			38.00%
Consideration received, net of tax		$ 26
Tax effect of consideration received		$ 8
Additional interest acquired (as a percent)		10.00%
Recoverable amount of CGU		$ 177		24
White Rose CGU
ASSET IMPAIRMENT
Recoverable amount of CGU				$ 185
White Rose CGU | Sensitivity analysis, decrease in price
ASSET IMPAIRMENT
Reasonably possible decrease in unobservable input (as a percent)				5.00%
Increase to (reversal of) impairment charge, due to decrease in unobservable input				$ 83
White Rose CGU | Sensitivity analysis increase In discount rate
ASSET IMPAIRMENT
Reasonably possible increase in unobservable input (as a percent)				1.00%
Increase to (reversal of) impairment charge, due to increase in unobservable input				$ 45
White Rose CGU | WWR Project
ASSET IMPAIRMENT
Impairment loss, net of tax			423
Tax effect of impairment loss			$ 136
Oil Sands | Fort Hills CGU
ASSET IMPAIRMENT
Impairment testing assumption, foreign exchange rate | $ / $	0.80
Impairment testing assumption, risk-adjusted discount rate, after tax	7.50%		7.50%
Recoverable amount of CGU	$ 5,500
Impairment loss, net of tax	$ 0
Oil Sands | Fort Hills CGU | Minimum
ASSET IMPAIRMENT
Impairment testing assumption, share of barrels per day of crude oil produced | bbl / d	94,000
Impairment testing assumption, average cash operating costs per bbl | $ / bbl	22.00
Oil Sands | Fort Hills CGU | Maximum
ASSET IMPAIRMENT
Impairment testing assumption, share of barrels per day of crude oil produced | bbl / d	111,000
Impairment testing assumption, average cash operating costs per bbl | $ / bbl	23.00
Oil Sands | Fort Hills CGU | Forecast for 2021
ASSET IMPAIRMENT
Impairment testing assumption, foreign exchange rate | $ / $			0.76
Oil Sands | Fort Hills CGU | Forecast after 2021
ASSET IMPAIRMENT
Impairment testing assumption, foreign exchange rate | $ / $			0.80
Oil Sands | Fort Hills CGU | Forecast through 2022
ASSET IMPAIRMENT
Impairment testing assumption, share of barrels per day of crude oil produced | bbl / d			74,000
Impairment testing assumption, average cash operating costs per bbl | $ / bbl			25.50
Impairment testing assumption, number of extraction trains | item			2
Oil Sands | Fort Hills CGU | Forecast after 2022 | Minimum
ASSET IMPAIRMENT
Impairment testing assumption, share of barrels per day of crude oil produced | bbl / d			97,000
Impairment testing assumption, average cash operating costs per bbl | $ / bbl			19.00
Oil Sands | Fort Hills CGU | Forecast after 2022 | Maximum
ASSET IMPAIRMENT
Impairment testing assumption, share of barrels per day of crude oil produced | bbl / d			105,000
Impairment testing assumption, average cash operating costs per bbl | $ / bbl			23.00
Oil Sands | Fort Hills CGU | Sensitivity analysis, decrease in price
ASSET IMPAIRMENT
Reasonably possible decrease in unobservable input (as a percent)	5.00%
Impairment loss, net of tax	$ 1,000
Oil Sands | Fort Hills CGU | Sensitivity analysis increase In discount rate
ASSET IMPAIRMENT
Reasonably possible increase in unobservable input (as a percent)	1.00%
Impairment loss, net of tax	$ 500
Oil Sands | Fort Hills CGU | Western Canadian Select crude oil | Forecast for 2021
ASSET IMPAIRMENT
Impairment testing assumption, price per barrel | $ / bbl			32.00
Oil Sands | Fort Hills CGU | Western Canadian Select crude oil | Forecast for 2022
ASSET IMPAIRMENT
Impairment testing assumption, price per barrel | $ / bbl	55.00		41.15
Oil Sands | Fort Hills CGU | Western Canadian Select crude oil | Forecast for 2023
ASSET IMPAIRMENT
Impairment testing assumption, price per barrel | $ / bbl	54.57		47.50
Oil Sands | Fort Hills CGU | Western Canadian Select crude oil | Forecast for 2024
ASSET IMPAIRMENT
Impairment testing assumption, price per barrel | $ / bbl			49.50
Oil Sands | Fort Hills CGU | Western Canadian Select crude oil | Forecast for 2024 to 2031
ASSET IMPAIRMENT
Impairment testing assumption, price per barrel | $ / bbl	50.86
Impairment testing assumption, price per barrel escalation percentage	2.00%
Oil Sands | Fort Hills CGU | Western Canadian Select crude oil | Forecast for 2025 to 2064
ASSET IMPAIRMENT
Impairment testing assumption, price per barrel escalation percentage			2.00%
Oil Sands | Fort Hills CGU | Fort Hills Project
ASSET IMPAIRMENT
Impairment testing assumption, foreign exchange rate | $ / $				0.76
Impairment testing assumption, risk-adjusted discount rate, after tax				7.50%
Impairment loss, net of tax				$ 1,380
Tax effect of impairment loss				$ 440
Oil Sands | Fort Hills CGU | Fort Hills Project | Forecast for remainder of 2020 and 2021
ASSET IMPAIRMENT
Impairment testing assumption, share of barrels per day of crude oil produced | bbl / d				47,000
Impairment testing assumption, number of extraction trains | item				1
Oil Sands | Fort Hills CGU | Fort Hills Project | Forecast for remainder of 2020 and 2021 | Minimum
ASSET IMPAIRMENT
Impairment testing assumption, average cash operating costs per bbl | $ / shares				32.00
Oil Sands | Fort Hills CGU | Fort Hills Project | Forecast for remainder of 2020 and 2021 | Maximum
ASSET IMPAIRMENT
Impairment testing assumption, average cash operating costs per bbl | $ / shares				37.00
Oil Sands | Fort Hills CGU | Fort Hills Project | Forecast after 2021
ASSET IMPAIRMENT
Impairment testing assumption, number of extraction trains | item				2
Oil Sands | Fort Hills CGU | Fort Hills Project | Forecast after 2021 | Minimum
ASSET IMPAIRMENT
Impairment testing assumption, average cash operating costs per bbl | $ / shares				22.00
Oil Sands | Fort Hills CGU | Fort Hills Project | Forecast after 2021 | Maximum
ASSET IMPAIRMENT
Impairment testing assumption, average cash operating costs per bbl | $ / shares				24.00
Oil Sands | Fort Hills CGU | Fort Hills Project | Forecast for 2022
ASSET IMPAIRMENT
Impairment testing assumption, number of extraction trains | item				2
Oil Sands | Fort Hills CGU | Fort Hills Project | Forecast after 2022 | Minimum
ASSET IMPAIRMENT
Impairment testing assumption, share of barrels per day of crude oil produced | bbl / d				96,000
Oil Sands | Fort Hills CGU | Fort Hills Project | Forecast after 2022 | Maximum
ASSET IMPAIRMENT
Impairment testing assumption, share of barrels per day of crude oil produced | bbl / d				106,000
Oil Sands | Fort Hills CGU | Fort Hills Project | Western Canadian Select crude oil | Forecast for remainder of 2020
ASSET IMPAIRMENT
Impairment testing assumption, price per barrel | $ / bbl				9.00
Oil Sands | Fort Hills CGU | Fort Hills Project | Western Canadian Select crude oil | Forecast for 2021
ASSET IMPAIRMENT
Impairment testing assumption, price per barrel | $ / bbl				13.60
Oil Sands | Fort Hills CGU | Fort Hills Project | Western Canadian Select crude oil | Forecast for 2022
ASSET IMPAIRMENT
Impairment testing assumption, price per barrel | $ / bbl				32.00
Oil Sands | Fort Hills CGU | Fort Hills Project | Western Canadian Select crude oil | Forecast for 2023
ASSET IMPAIRMENT
Impairment testing assumption, price per barrel | $ / bbl				51.55
Oil Sands | Fort Hills CGU | Fort Hills Project | Western Canadian Select crude oil | Forecast for 2024
ASSET IMPAIRMENT
Impairment testing assumption, price per barrel | $ / bbl				52.90
Oil Sands | Fort Hills CGU | Fort Hills Project | Western Canadian Select crude oil | Forecast for 2025 through 2061
ASSET IMPAIRMENT
Impairment testing assumption, price per barrel escalation percentage				2.00%
Exploration and Production | Terra Nova CGU
ASSET IMPAIRMENT
Reversal of impairment loss, net of tax		168
Tax effect of the reversal of impairment loss		$ 53
Impairment testing assumption, share of barrels per day of crude oil produced | bbl / d				6,200
Impairment testing assumption, risk-adjusted discount rate, after tax		9.00%		9.00%
Impairment loss, net of tax				$ 285
Tax effect of impairment loss				$ 93
Exploration and Production | Terra Nova CGU | Forecast for 2022
ASSET IMPAIRMENT
Impairment testing assumption, share of barrels per day of crude oil produced | bbl / d		6,000
Impairment testing assumption, percentage of working interest		38.00%
Exploration and Production | Terra Nova CGU | Brent crude oil | Forecast for remainder of 2020
ASSET IMPAIRMENT
Impairment testing assumption, price per barrel | $ / bbl				30.00
Exploration and Production | Terra Nova CGU | Brent crude oil | Forecast for 2021
ASSET IMPAIRMENT
Impairment testing assumption, price per barrel | $ / bbl				35.00
Exploration and Production | Terra Nova CGU | Brent crude oil | Forecast for 2022
ASSET IMPAIRMENT
Impairment testing assumption, price per barrel | $ / shares				50.00
Exploration and Production | Terra Nova CGU | Brent crude oil | Forecast for 2023
ASSET IMPAIRMENT
Impairment testing assumption, price per barrel		65.00		69.00
Exploration and Production | Terra Nova CGU | Brent crude oil | Forecast for 2024
ASSET IMPAIRMENT
Impairment testing assumption, price per barrel | $ / bbl		68.00
Exploration and Production | Terra Nova CGU | Brent crude oil | Forecast for 2024 to 2031
ASSET IMPAIRMENT
Impairment testing assumption, price per barrel escalation percentage				2.00%
Exploration and Production | Terra Nova CGU | Brent crude oil | Forecast for 2025 to 2033
ASSET IMPAIRMENT
Impairment testing assumption, price per barrel escalation percentage		2.00%
Exploration and Production | White Rose CGU
ASSET IMPAIRMENT
Impairment testing assumption, share of future capital expenditure				$ 1,435
Impairment testing assumption, risk-adjusted discount rate, after tax				9.00%
Impairment loss, net of tax				$ 137
Tax effect of impairment loss				$ 45
Exploration and Production | White Rose CGU | Brent crude oil | Forecast
ASSET IMPAIRMENT
Impairment testing assumption, share of barrels per day of crude oil produced | bbl / d				9,800
Exploration and Production | White Rose CGU | Brent crude oil | Forecast for remainder of 2020
ASSET IMPAIRMENT
Impairment testing assumption, price per barrel | $ / bbl				30.00
Exploration and Production | White Rose CGU | Brent crude oil | Forecast for 2021
ASSET IMPAIRMENT
Impairment testing assumption, price per barrel | $ / bbl				35.00
Exploration and Production | White Rose CGU | Brent crude oil | Forecast for 2022
ASSET IMPAIRMENT
Impairment testing assumption, price per barrel | $ / shares				50.00
Exploration and Production | White Rose CGU | Brent crude oil | Forecast for 2023
ASSET IMPAIRMENT
Impairment testing assumption, price per barrel | $ / shares				69.00
Exploration and Production | White Rose CGU | Brent crude oil | Forecast for 2024 to 2036
ASSET IMPAIRMENT
Impairment testing assumption, price per barrel escalation percentage				2.00%